                                        UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811-10537

Exact name of registrant as specified in charter:       Oppenheimer Tremont Market
                                                        Neutral Fund LLC

Address of principal executive offices:                 Two World Financial Center
                                                        225 Liberty Street
                                                        New York, NY 10281-1008

Name and address of agent for service:                  Two World Financial Center
                                                        225 Liberty Street
                                                        New York, NY 10281-1008

Registrant's telephone number, including area code:     1-800-858-9826

Date of fiscal year end:                                3/31

Date of reporting period:                               07/01/2003-06/30/2004

Item 1.           Proxy Voting Record - The Fund held no voting securities during the period covered by this report.  No records are attached.

                                         SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                 Oppenheimer Tremont Market Neutral Fund LLC

By (Signature and Title)*:    /s/ John V. Murphy
                              ------------------
                              John V. Murphy, President

Date:                         08/25/2004

*By:  /s/ Tane Tyler
      --------------
      Tane Tyler, Attorney in Fact